Trading Assets (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Trading Assets
Trading assets at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Debt instruments	¥2,732,480	¥2,545,703
Equity instruments	408,256	239,313

Total trading assets	¥3,140,736	¥2,785,016